Other gains/(losses)	12 Months Ended
Jun. 30, 2024
Other Gainslosses
Other gains/(losses)	5. Other gains/(losses)
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Australian solar projects	32	31	23
Other gains/(losses)	57	-	(77)
Total gain/(loss) on Solar Development	89	31	(54)